Victory INCORE Total Return Bond Fund
Victory INCORE Total Return Bond Fund
Investment Objective
The Fund seeks to provide a high level of current income.
Its secondary objective is capital appreciation.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 15 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 38 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)
Shareholder Fees - Victory INCORE Total Return Bond Fund	Class A	Class C		Class R6	Class Y
Maximum Sales Charge Imposed on Purchases (load) (as a percentage of offering price)	2.00%	none		none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	1.00%	[1]	none	none
[1]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Victory INCORE Total Return Bond Fund		Class A	Class C	Class R6	Class Y
Management Fees		0.40%	0.40%	0.40%	0.40%
Distribution (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	0.53%	0.63%	1.08%	0.28%
Acquired Fund Fees and Expenses	[2]	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses		1.23%	2.08%	1.53%	0.73%
Fee Waiver/Expense Reimbursement		(0.33%)	(0.43%)	(0.90%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[3]	0.90%	1.65%	0.63%	0.65%
[1]	Restated to reflect current contractual fees.
[2]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.
[3]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses of Class A, C and Y shares of the Fund (excluding Acquired Fund Fees and Expenses and certain items such as interest, taxes and brokerage commissions) do not exceed 0.85%, 1.60% and 0.60%, respectively, until at least October 31, 2016. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding Acquired Fund Fees and Expenses and certain other items such as interest, taxes and brokerage commissions) of Class R6 shares does not exceed 0.58% until at least October 31, 2018. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place (including any amounts waived or reimbursed prior to October 31, 2014 by Munder Capital Management, investment adviser to the Fund's predecessor, Munder Bond Fund, a series of Munder Series Trust), subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory INCORE Total Return Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	290	551	831	1,630
Class C	268	610	1,079	2,376
Class R6	64	202	562	1,577
Class Y	66	225	398	899

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory INCORE Total Return Bond Fund | Class C | USD ($)	168	610	1,079	2,376

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 259% of the average value of its portfolio.

Principal Investment Strategy

The Adviser pursues the Fund's investment objectives by investing, under normal circumstances, at least 80% of the Fund's net assets in a broad range of bonds. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance.

The Adviser uses bond market sector allocation, yield curve positioning, and comprehensive credit analysis to select securities for the Fund. Under normal market conditions, the average duration of the Fund's portfolio is expected to be between 3 and 7 years.

Bonds, also known as fixed income securities, in which the Fund may invest include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).

The bonds in which the Fund will invest will generally be rated investment grade or better, or if unrated, of comparable quality. However, the Fund may invest up to 20% of its total assets in debt securities that are rated below investment grade or in comparable unrated securities. Lower quality or below-investment-grade debt securities are sometimes referred to as "junk bonds."

The Fund may purchase or sell securities on a when-issued, to-be-announced (TBA), delayed delivery or forward commitment basis and may engage in short-term trading of portfolio securities. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund may also utilize dollar roll transactions to obtain market exposure to certain types of securities, particularly mortgage-backed securities. The Adviser may enter into futures contracts (both long and short positions) and/or credit default swap contracts. The Adviser will invest in investment companies, including exchange-traded funds (ETFs), for cash management purposes or to seek exposure to a particular asset class.

For purposes of the Fund's investment strategy, "net assets" includes any borrowings for investment purposes.

Although the Fund will primarily be invested in domestic securities, up to 25% of the Fund's assets may be invested in foreign securities.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

  The market values of the securities acquired by the Fund may decline.
  The portfolio manager may not execute the Fund's principal investment strategy effectively.
  Interest rates may rise or the rate of inflation may increase. The longer the Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by 1%.
  A debt issuer's credit quality may be downgraded or an issuer may default. This risk is greater for any investment in below-investment-grade securities.
  The Fund may reinvest at lower interest rates amounts that the Fund receives as interest, sale proceeds or amounts received as a result of prepayment of asset-backed or mortgage-related securities.
  The average life of an asset-backed or mortgage-related security is shortened or lengthened.
  The market value of the security issued on a when-issued, to-be-announced or delayed-delivery basis may change before the delivery date, which may adversely impact the Fund's NAV. There is also the risk that a party fails to deliver the security on time or at all.
  The Fund takes the risk that the market price of the mortgage-backed securities in a mortgage dollar roll transaction may drop below their future purchase price. In addition, investment in mortgage dollar rolls may significantly increase the Fund's portfolio turnover rate. To the extent the Fund buys and sells securities actively, it could have higher expenses (which reduces returns to shareholders) and higher taxable distributions.
  Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts.
  Derivative instruments, including futures and credit default swap contracts, may not perfectly replicate direct investment in the security. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that small price movements can result in substantial gains or losses.
  An investment company (including an ETF) in which the Fund invests does not achieve its investment objective.
  Investments in below-investment-grade debt securities ("junk bonds") may be less liquid and are subject to a greater risk of loss than investment-grade securities. Such securities may experience greater price volatility and higher default rates during periods of adverse market conditions.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C and Class Y shares of the Fund, including applicable maximum sales charges, compare to those of the Barclays U.S. Aggregate Bond Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Performance of Class A, Class C and Class Y shares prior to October 31, 2014 reflects the performance of, respectively, the Class A, Class C and Class Y shares of the Munder Bond Fund, a series of Munder Series Trust (the predecessor to the Fund managed by Munder Capital Management ("MST Munder Bond Fund")). The Fund's performance has not been restated to reflect any differences in the expenses of the MST Munder Bond Fund. The MST Munder Bond Fund commenced operations, and the Class Y shares were first offered on December 1, 1991. Class A shares were first offered on December 9, 1992 and Class C shares were first offered on March 25, 1996. Past performance information is not presented for class R6 shares as the share class does not yet have a full calendar year of performance history.

Calendar Year Returns for Class Y Shares (The annual return in the bar chart is for the Fund's least expensive class of shares, Class Y shares. Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will differ.)

YTD through 9/30/15: -0.19% Highest/lowest quarterly results during this time period were:
Highest	6.22% (quarter ended September 30, 2009)
Lowest	-2.51% (quarter ended June 30, 2013)

Average Annual Total Returns (For the Periods ended December 31, 2014)
Average Annual Returns - Victory INCORE Total Return Bond Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class Y	4.92%	5.35%	4.74%
Class A	0.47%	4.23%	4.06%
Class C	2.88%	4.31%	3.70%
After Taxes on Distributions | Class Y	3.39%	3.83%	3.11%
After Taxes on Distributions and Sale of Fund Shares | Class Y	2.78%	3.52%	3.03%
Barclays U.S. Aggregate Bond Index Index returns reflect no deduction for fees, expenses or taxes	5.97%	4.45%	4.71%